Financial Instruments - Schedule of Liabilities As Per Statement Of Financial Position (Details) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable to clients	R$ 4,996,102	R$ 3,637,510
Trade accounts payable	117,836	53,238
Loans and financing	762,451	16,871
Obligations to FIDC senior quota holders	2,074,571	2,065,026
Derivative financial instruments	586
Other accounts payable	14,248	38,417
Total Liabilities	7,965,794	5,811,062
Financial liabilities at amortized cost [member]
Disclosure of financial liabilities [line items]
Accounts payable to clients	4,996,102	3,637,510
Trade accounts payable	117,836	53,238
Loans and financing	762,451	16,871
Obligations to FIDC senior quota holders	2,074,571	2,065,026
Other accounts payable	14,248	38,417
Total Liabilities	7,965,208	R$ 5,811,062
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial instruments	586
Total Liabilities	R$ 586